12. Acquisition (Tables) (June 30, 2019)	6 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Purchase Price and Allocation of Purchase

Purchase price
Cash	$550,000
29,286 shares of common stock(1)	290,716
Secured promissory note	50,000
Total purchase price	$890,716

Allocation of purchase price
Cash	$201,482
Accounts receivable	436,554
Inventories	11,282
Prepaid expenses	2,478
Property and equipment	10,381
Operating lease right-of-use assets	186,449
Deposits	5,968
Goodwill	307,572
Accounts payable and accrued liabilities	(73,787)
Operating lease liability	(197,663)
Purchase price	$890,716